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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2005

Check here if Amendment [ ]; Amendment Number: _____
   This Amendment (Check only one):               [ ] is a restatement.
                                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             Walter Capital Management LLP
Address:          63-64 New Broad Street
                  London, EC2M 1JJ England

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Richard Walter
Title:            Authorized Person
Phone:            44 207 417-1003

Signature, Place, and Date of Signing:

     /s/ Richard Walter           London, England            August 16, 2005
----------------------------  --------------------------  ----------------------
        [Signature]                [City, State]                  [Date]


Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                    2
                                                              -------------

Form 13F Information Table Entry Total:                              12*
                                                              -------------

Form 13F Information Table Value Total:                        $ 18,061
                                                              -------------
                                                               (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.           Form 13F File Number         Name
     1            28-5608                      S.A.C. Capital Management, LLC
    ---           -------------
     2            28-4043                      S.A.C. Capital Advisors, LLC
    ---           -------------





* Positions that are exempt from reporting under Special Instruction 9 to the Form 13F are excluded. However, positions that would not be exempt when aggregated with positions of the same security held by the Other Included Managers are listed herein.

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
                                                         SHARES OR                                                       VOTING
                      TITLE OF               VALUE       PRINCIPAL                                                      AUTHORITY
ISSUER NAME           CLASS     CUSIP        (X$1,000)   AMOUNT      SHARES/PRN  INVESTMENT DISCRETION  OTHER MANAGERS   SHARED

AK STEEL STK          Common    001547 10 8       215     33,500       Shares      Sole                   1, 2                33,500

AK STEEL STK          Common    001547 10 8       427     66,500       Shares      Shared-other           1, 2                66,500

CHENIERE ENERGY       Common    16411R 20 8       782     25,125       Shares      Shared-other           1, 2                25,125

CHENIERE ENERGY       Common    16411R 20 8      1552     49,875       Shares      Sole                   1, 2                49,875

CHESAPEAKE ENER STK   Common    165167 10 7      1682     73,700       Shares      Shared-other           1, 2                73,700

CHESAPEAKE ENER STK   Common    165167 10 7      3338     146,300      Shares      Sole                   1, 2              146,300

MEDIMMUNE STK         Common    584699 10 2      2240     83,750       Shares      Sole                   1, 2                83,750

MEDIMMUNE STK         Common    584699 10 2      4446     166,250      Shares      Shared-other           1, 2              166,250

OWENS ILLINOIS STK    Common    690768 40 3       630     25,125       Shares      Sole                   1, 2                25,125

OWENS ILLINOIS STK    Common    690768 40 3      1250     49,875       Shares      Shared-other           1, 2                49,875

SEARS HOLDING         Common    812350 10 6       502     3,350        Shares      Sole                   1, 2                 3,350

SEARS HOLDING         Common    812350 10 6       997     6,650        Shares      Shared-other           1, 2                 6,650
